Common Stock, Options, and Stock Compensation (Details 3) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Summary of the option activity additional disclosures
Shares issued due to stock option exercises	204,298	62,173	494,202
Proceeds due to stock option exercises	$ 649,000	$ 397,000	$ 1,602,000
Tax benefit from stock option exercises	1,100,000	200,000	2,100,000
Intrinsic value of stock options exercised	$ 5,700,000	$ 1,500,000	$ 7,700,000
Stock Options [Member]
Summary of the option activity additional disclosures
Shares issued due to stock option exercises	204,298